COMMITMENTS AND CONTINGENCIES - Lease (Details) (USD $)	Sep. 30, 2012
Aggregate future minimum payments under these leases
2012	$ 177,361
2013	152,368
2014	155,994
2015	33,379
Total	$ 519,102